Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income			¥ 79,976	¥ 512,818
Total income		¥ 24,513,408	34,288,710	57,621,892
Total expenses
General and administrative expenses		2,023,650	2,350,043	2,885,022
Finance costs		(84,819)	(349,240)	(1,172,782)
Other losses - net		252,639	(212,958)	(5,402)
Total expenses		26,592,093	32,700,245	45,576,030
Income/(loss) before income tax expenses		(2,078,685)	1,588,465	12,045,862
Less: Income tax expenses	¥ (633,000)	(1,524,830)	(635,367)	(4,187,776)
Net profit for the year		(3,603,515)	953,098	7,858,086
Net profit/(loss) attributable to:
Owners of the Company		(3,870,620)	809,624	7,777,336
Other comprehensive loss, net of tax:
-Exchange differences on translation of foreign operations		(28,584)	(54,409)	(289,599)
Total comprehensive income/(loss) for the year		(3,723,356)	488,117	6,277,237
Total comprehensive income/(loss) attributable to:
Owners of the Company		(3,990,276)	344,034	6,196,084
Parent [member]
Disclosure Of Detailed Information About Parent Company Condensed Statements of Comprehensive Income [Line Items]
Investment income		2,320	8,105	38,695
Income/(loss) from subsidiaries and VIEs		(2,903,090)	1,965,510	9,761,055
Total income		(2,900,770)	1,973,615	9,799,750
Total expenses
General and administrative expenses		(147,294)	(155,610)	(113,983)
Credit impairment gains/(losses)		(743)	440	6,972
Finance costs		(647,878)	(1,003,183)	(1,753,486)
Other losses - net		(172,472)	(5,638)	(161,917)
Total expenses		(968,387)	(1,163,991)	(2,022,414)
Income/(loss) before income tax expenses		(3,869,157)	809,624	7,777,336
Less: Income tax expenses		(1,463)	0	0
Net profit for the year		(3,870,620)	809,624	7,777,336
Net profit/(loss) attributable to:
Owners of the Company		(3,870,620)	809,624	7,777,336
Other comprehensive loss, net of tax:
-Exchange differences on translation of foreign operations		(119,656)	(465,590)	(1,581,252)
Total comprehensive income/(loss) for the year		(3,990,276)	344,034	6,196,084
Total comprehensive income/(loss) attributable to:
Owners of the Company		¥ (3,990,276)	¥ 344,034	¥ 6,196,084